Fair Value Measurements - Recurring Measurements (Table) (Details) - On recurring basis - Unobservable Inputs (Level 3) $ in Thousands	Jun. 30, 2018 USD ($)
Recurring measurements:
Investment in affiliate - Heidmar (Note 10)	$ 34,000
Total	$ 34,000